MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

MainStay VP Bond Portfolio

MainStay VP Indexed Bond Portfolio
(the “Portfolios” )

Supplement dated November 6, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, George Cherpelis will no longer serve as a portfolio manager of the Portfolios. All references to Mr. Cherpelis are deleted in their entirety. Also effective immediately, Kenneth Sommer is a portfolio manager of the Portfolios.

1.	In the section of the Prospectus entitled “Know With Whom You Are Investing,” the subsection entitled “Portfolio Manager Biographies,” is amended to add the following:

Kenneth Sommer	Mr. Sommer is a Senior Director at the Fixed Income Investors division within NYL Investors LLC and has been a portfolio manager for MainStay VP Balanced Portfolio, MainStay VP Bond Portfolio and MainStay VP Indexed Bond Portfolio since November 2017. Mr. Sommer joined New York Life Investments in 2005 and has 15 years of investment experience. Prior to joining New York Life Investments, Mr. Sommer was an investment analyst at MetLife Investments. Mr. Sommer received a BS from Binghamton University and an M.B.A. from Fordham University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

MainStay VP Bond Portfolio

MainStay VP Indexed Bond Portfolio
(the “Portfolios” )

Supplement dated November 6, 2017 (“Supplement”) to the
Statement of Additional Information dated May 1, 2017, as supplemented (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

Effective immediately, George Cherpelis will no longer serve as a portfolio manager of the Portfolios. All references to Mr. Cherpelis are deleted in their entirety. Also effective immediately, Kenneth Sommer will is a portfolio manager of the Portfolios.

1.	The table beginning on page 104 is amended to add the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Kenneth Sommer*	MainStay VP Balanced Portfolio, MainStay VP Bond Portfolio and MainStay VP Indexed Bond Portfolio	2 $394,158,747	5 $3,780,308,364	20 $11,522,781,973	0	0	0

* The information presented for Mr. Sommer is as of August 31, 2017.

2.	As of August 31, 2017, Mr. Sommers did not beneficially own any securities of the Portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE